Summary prospectus

Global / international equity mutual fund

Delaware Ivy Managed International Opportunities Fund

Nasdaq ticker symbols
Class A	IVTAX
Class C	IVTCX
Class I	IVTIX
Class R6	IVTNX
Class R	IYMGX
Class Y	IVTYX

July 31, 2023

Before you invest, you may want to review the Fund’s statutory prospectus (and any supplements thereto), which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information and most recent reports to shareholders, online at delawarefunds.com/literature. You can also get this information at no cost by calling 800 523-1918. The Fund’s statutory prospectus and statement of additional information, both dated July 31, 2023 (and any supplements thereto), are incorporated by reference into this summary prospectus.

Summary prospectus
Delaware Ivy Managed International Opportunities Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Delaware Ivy Managed International Opportunities Fund seeks to provide capital growth and appreciation.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A		C		I	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%		none		none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[1]	1.00%	[1]	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A		C		I		R6		R		Y
Management fees	0.05%		0.05%		0.05%		0.05%		0.05%		0.05%
Distribution and service (12b-1) fees	0.25%		1.00%		none		none		0.50%		0.25%
Other expenses	0.43%		0.62%		0.34%		0.40%		0.37%		0.36%
Acquired fund fees and expenses	0.82%	[3]	0.82%	[3]	0.82%	[3]	0.82%	[3]	0.82%	[3]	0.82%	[3]
Total annual fund operating expenses	1.55%	[2]	2.49%	[2]	1.21%	[2]	1.27%	[2]	1.74%	[2]	1.48%	[2]

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

The “Total annual fund operating expenses” ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the “Acquired fund fees and expenses.”

[3]

Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	I	R6	R	Y
1 year	$724	$252	$352	$123	$129	$177	$151
3 years	$1,036	$776	$776	$384	$403	$548	$468
5 years	$1,371	$1,326	$1,326	$665	$697	$944	$808
10 years	$2,314	$2,826	$2,826	$1,466	$1,534	$2,052	$1,768

Portfolio turnover

The Fund does not incur transaction costs, such as commissions, when it buys and sells shares of the underlying funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example and would affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Delaware Ivy Managed International Opportunities Fund is a “fund-of-funds” that seeks to achieve its objective by providing investors a diversified portfolio of international stocks by investing primarily in Class R6 shares of certain Delaware Funds global/international mutual funds, as identified below. Each underlying Delaware Fund, in turn, invests in a diversified portfolio of foreign equity securities of issuers in developed as well as emerging markets, and, to a lesser extent, in US equity securities.

The Board, based upon the recommendation of Delaware Management Company (Manager), the Fund's investment manager, has authorized the following target allocation ranges for investment of the Fund’s assets in specific underlying funds, although the Manager expects the allocation will change over time.

Summary prospectus
Delaware Ivy Managed International Opportunities Fund, a series of Ivy Funds

Underlying Fund	Maximum Allocation	Minimum Allocation
Delaware Ivy Systematic Emerging Markets Equity Fund	60%	0%
Delaware Global Value Equity Fund	60%	0%
Delaware Ivy Global Growth Fund	60%	0%
Delaware Ivy International Small Cap Fund	60%	0%
Delaware Ivy International Core Equity Fund	60%	0%
Delaware Ivy International Value Fund	60%	0%

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), with respect to its role as sub-advisor of the Fund.

The Manager monitors the Fund’s holdings and cash flow and, in general, manages them as needed in order to maintain the Fund’s target allocations. The Manager does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager may modify the above-specified target asset allocations for the Fund and also may modify, from time to time, the underlying funds selected for the Fund. In addition, the percentage specified at the high end of the investment range for an underlying fund is a target, and from time to time, the Manager or market movements (or a combination of both) may cause the Fund’s investment in an underlying fund to temporarily exceed its target percentage.

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of international, including emerging market and, to a lesser extent, US companies of any size.

In addition, the Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Fund of funds risk — The ability of the Fund to meet its investment objective is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Fund is subject to the same risks as those of the underlying funds it holds. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Fund and must act in the Fund’s best interests.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Investment company securities risk — Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses, which could result in the duplication of certain fees.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Additional information about principal investment strategies, other investments and risks of the underlying funds is provided in each underlying fund’s prospectus.

Summary prospectus
Delaware Ivy Managed International Opportunities Fund, a series of Ivy Funds

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware Ivy Managed International Opportunities Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Effective February 11, 2014, the name of one of the Fund’s underlying funds, Ivy Pacific Opportunities Fund, was changed to Ivy Emerging Markets Equity Fund, and its strategy was changed to reflect a concentration in emerging market equity securities. Performance prior to such time in part reflects Ivy Pacific Opportunities Fund’s former strategy to invest primarily in Pacific region equity securities, and the Fund’s performance may have differed if Ivy Emerging Markets Equity Fund’s current strategy had been in place. In addition, in November 2014, Ivy International Growth Fund increased its emphasis on investment in the stocks of US companies. Also, effective January 1, 2015, the name of Ivy International Growth Fund was changed to Ivy Global Growth Fund and its strategy was changed to reflect a global focus. Performance prior to January 2015 reflects Ivy Global Growth Fund’s former international strategy and may have differed if Ivy Global Growth Fund’s current strategy that includes investing globally had been in place.

Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.

Calendar year-by-year total return (Class A)

As of June 30, 2023, the Fund’s Class A shares had a calendar year-to-date return of 10.01%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 20.38% for the quarter ended June 30, 2020, and its lowest quarterly return was -25.36% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years or lifetime
Class A return before taxes	-24.08%	-0.92%	3.14%
Class A return after taxes on distributions	-26.62%	-2.46%	2.17%
Class A return after taxes on distributions and sale of Fund shares	-12.47%	-0.79%	2.39%
Class C return before taxes	-20.90%	-0.43%	3.20%
Class I return before taxes	-19.12%	0.55%	4.02%
Class R6 return before taxes (lifetime: 7/5/17-12/31/22)	-19.10%	0.56%	2.22%
Class R return before taxes	-19.57%	0.11%	3.58%
Class Y return before taxes	-19.32%	0.36%	3.84%
MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees, expenses or taxes)	-15.57%	1.36%	4.28%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Summary prospectus
Delaware Ivy Managed International Opportunities Fund, a series of Ivy Funds

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Aaron D. Young	Vice President, Portfolio Manager	October 2016

Sub-Advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Portfolio managers	Title with MIMAK	Start date on the Fund
Stefan Löwenthal	Managing Director, Chief Investment Officer — Global Multi Asset Team	November 2021
Jürgen Wurzer	Senior Vice President, Deputy Head of Portfolio Management — Global Multi Asset Team	November 2021

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at delawarefunds.com/account-access; by calling 800 523-1918; by regular mail (c/o Delaware Funds by Macquarie®, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Delaware Funds by Macquarie Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Class I, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Please refer to the Fund’s prospectus and statement of additional information for more details regarding the purchase and sale of Fund shares.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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IVSUM-IVTAX 7/23